Share-based payments - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) year	Dec. 31, 2023 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total liability arising from cash-settled share-based payments transactions | £	£ 10	£ 4
Sharesave | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life	3
Expected volatility	30.31%
Risk free interest rates	4.09%
Pure dividend yield rates	2.91%
Repo rates	(0.54%)
Sharesave | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life	5
Expected volatility	27.49%
Risk free interest rates	3.97%
Pure dividend yield rates	3.00%
Repo rates	(0.61%)